Stock-Based Compensation Stock-Based Compensation - Weighted Average Assumptions Used to Estimate Fair Value of Purchase Rights Ganted (Details) - 1995 Employee Stock Purchase Plan	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	27.90%	35.90%	36.90%
Average risk-free interest rate	0.10%	0.10%	0.10%
Expected term (in years)	6 months	6 months	6 months